Noncontrolling Interest (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Noncontrolling Interest (Textual)
Noncontrolling interest	$ 2,840,314	$ 1,260,676
Net loss	$ (1,579,638)	$ (1,039,536)